VOYAGEUR
                     YOUR TAX SENSITIVE INVESTMENT MANAGER



                           ARIZONA TAX FREE FUND
                          ARIZONA INSURED TAX FREE FUND





                            A N N U A L   R E P O R T





                             DATED DECEMBER 31, 1996



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).



LETTER FROM THE PRESIDENT

[PHOTO] JOHN G. TAFT
        PRESIDENT


Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser or Voyageur Client Service representatives are available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may have concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft
John G. Taft
President
Voyageur Arizona Tax Free Fund
Voyageur Arizona Insured Tax Free Fund

VOYAGEUR ARIZONA INSURED TAX FREE FUND

[PHOTO]
ANDRES M. McCULLAGH, JR. IS
THE SENIOR MUNICIPAL BOND
MANAGER FOR THE VOYAGEUR
ARIZONA INSURED TAX FREE
FUND AND THE VOYAGEUR
ARIZONA TAX FREE FUND. MR.
McCULLAGH HAS MORE THAN 23
YEAR OF INVESTMENT INDUSTRY
EXPERIENCE.

* PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS

** LIPPER RANKINGS ARE BASED
ON TOTAL RETURNS AND DO NOT
INCLUDE THE EFFECTS OF SALES
CHARGES. VOYAGEUR TOTAL RETURN
PERFORMANCE NUMBERS MAY
VARY SLIGHTLY FROM LIPPER
NUMBERS DUE TO A DIFFERENCE
IN ACCRUAL PERIODS.

INSURANCE PERTAINS ONLY TO THE
TIMELY PAYMENT OF PRINCIPAL
AND INTEREST BY THE SECURITIES
IN THE VOYAGEUR ARIZONA
INSURED TAX FREE FUND'S
PORTFOLIO. THE VALUE OF THE
INSURED SECURITIES AND THE
FUND ITSELF WILL FLUCTUATE DUE
TO CHANGING MARKET
CONDITIONS. NO REPRESENTATION
IS MADE AS TO ANY INSURER'S
ABILITY TO MEET ITS COMMITMENT.

For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur Arizona Tax Free Funds were as follows:
Voyageur Arizona Tax Free Fund 5.48%* and Voyageur Arizona Insured Tax Free Fund 4.09%.*

Last year was an exceptional year for the Arizona Tax Free Funds. According to Lipper Analytical Services the Voyageur Arizona Insured Tax Free Fund is ranked in the top quartile of Arizona municipal bond funds for total return for the year ended December 31, 1996. For the same time frame, the Arizona Tax Free Fund ranked first out of 35 Arizona tax free funds according to Lipper.** The reason for the excellent performance of these funds during 1996 was due primarily to the Funds' relatively shorter duration in comparison to other Arizona tax free funds.

The major management thrust in the Voyageur Arizona Tax Free Funds has been to increase shareholders' tax-exempt income and extend call protection. In the Voyageur Arizona Insured Tax Free Fund, we adhere to purchasing only the highest quality municipal bonds. However, in the Voyageur Arizona Tax Free Fund, we traded some AAA-rated bonds for A-rated holdings which resulted in increased dividend income. Because Arizona currently enjoys a brisk economy, we believe we are able to lower the Fund's credit quality without significantly increasing credit risk. To better provide for the income stream for as long as possible, we have extended call protection. We have sold bonds that can be called in the nearer term and replaced them with bonds that have longer call features. We believe these changes will better provide for your income stream further into the future. This is especially important if, as we anticipate, the U.S. economy slows in the first half of 1997 and interest rates decline.

OUTLOOK

The U.S. economy is still showing signs of moderate growth with moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

Arizona has one of the strongest economies in the United States, spurred by the influx of people and businesses moving into the state, especially from California. The supply of Arizona municipal bond issues is very limited. As a result, Arizona municipal issues have a tendency to trade at a premium in comparison to bond issues in other states. This additional strength caused by the scarcity of these issues helps protect Arizona issues from interest rate volatility.




                        VOYAGEUR ARIZONA TAX FREE FUNDS
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 Class A Shares

                                    [GRAPH]

               AZ Tax Free                             AZ Tax Free                               Lehman Bros. 20
          Without Sales Charge                      With Sales Charge                       Year Municipal Bond Index
Mar-95            10000                                   9625                                        10000
                  10082                                   9704                                        10110
                  10098                                   9719                                        10108
                  10509                                   10115                                       10489
                  10364                                   9975                                        10327
                  10393                                   10003                                       10381
                  10546                                   10150                                       10523
                  10730                                   10328                                       10606
                  11018                                   10605                                       10832
                  11214                                   10794                                       11072
                  11326                                   10901                                       11227
                  11378                                   10951                                       11284
                  11290                                   10867                                       11155
                  11117                                   10701                                       10977
                  11126                                   10708                                       10933
                  11188                                   10768                                       10946
                  11305                                   10881                                       11100
                  11456                                   11026                                       11209
                  11475                                   11045                                       11191
                  11627                                   11191                                       11417
                  11779                                   11337                                       11554
                  11976                                   11527                                       11796
Dec-96            11947                                   11499                                       11726



Voyageur Arizona Tax Free Fund Without Sales Charge - Ending Value $11,947

Voyageur Arizona Tax Free Fund With Sales Charge - Ending Value $11,499

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $11,726


The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.


     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Performance quoted represents past performance and is not indicative of future results.

     * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.

     *** Assumes redemption on December 31, 1996



                         Voyageur Arizona Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)



                                        Since
                           1 Year      3/2/95**

  Without Sales Charge      5.48%      10.16%

  With Sales Charge*        1.53%       7.90%

  Lehman Bros. 20           4.45%       9.09%
  Year Municipal
  Bond Index


                         Voyageur Arizona Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    6/29/95**

  Without Contingent        4.84%     8.39%
  Deferred Sales Charge
  With Contingent          (0.16%)   5.84%
  Deferred Sales Charge***


                         Voyageur Arizona Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    5/13/95**

                            4.70%     8.64%


                               Quality Breakdown
                                  [PIE CHART]

                              Aa/AA          1%
                              Baa/BBB       10%
                              A/A           36%
                              Aaa/AAA       53%

                                Sector Breadown
                        (Shown As % Of Total Net Assets)

                        Housing                      38.0%
                        General Obligation           27.2%
                        Industrial                   13.9%
                        Health Care                   9.3%
                        Utilities                     7.9%
                        Lease/C.O.P.                  1.6%

                                   STATISTICS

   Average Maturity        14.9  Years
   Average Coupon                 6.19%
   Portfolio Duration      8.8  Years
   Average Quality                Aa/AA


                     VOYAGEUR ARIZONA INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares

                                    [GRAPH]


           AZ Insured Tax Free                        AZ Insured Tax Free                  Lehman Bros. Long Insured
          Without Sales Charge                         With Sales Charge                      Municipal Bond Index
Apr-91            10000                                      9625                                     10000
                  10097                                      9718                                     10137
                  10237                                      9853                                     10236
                  10227                                      9843                                     10212
                  10358                                      9970                                     10340
                  10481                                      10088                                    10479
                  10697                                      10296                                    10619
                  10801                                      10396                                    10719
                  10852                                      10445                                    10734
Dec-91            10996                                      10584                                    10979
                  11015                                      10602                                    11011
                  11011                                      10598                                    11008
                  11027                                      10614                                    11008
                  11109                                      10692                                    11105
                  11277                                      10854                                    11236
                  11458                                      11028                                    11438
                  11815                                      11371                                    11834
                  11635                                      11199                                    11686
                  11728                                      11289                                    11743
                  11644                                      11207                                    11608
                  11939                                      11491                                    11874
Dec-92            12080                                      11627                                    12002
                  12187                                      11730                                    12136
                  11451                                      11021                                    12628
                  12595                                      12123                                    12476
                  12748                                      12270                                    12622
                  12786                                      12307                                    12704
                  13045                                      12556                                    12918
                  13131                                      12638                                    12945
                  13392                                      12890                                    13224
                  13467                                      12962                                    13379
                  13517                                      13010                                    13396
                  13354                                      12853                                    13270
Dec-93            13607                                      13096                                    13566
                  13871                                      13351                                    13723
                  13509                                      13003                                    13340
                  12913                                      12429                                    12715
                  12778                                      12299                                    12844
                  12923                                      12439                                    12969
                  12847                                      12365                                    12873
                  13093                                      12602                                    13142
                  13116                                      12624                                    13159
                  12876                                      12394                                    12942
                  12598                                      12126                                    12679
                  12255                                      11795                                    12450
Dec-94            12598                                      12126                                    12755
                  13030                                      12541                                    13178
                  13553                                      13045                                    13584
                  13690                                      13177                                    13735
                  13698                                      13184                                    13747
                  14136                                      13606                                    14211
                  14013                                      13488                                    14054
                  14087                                      13559                                    14167
                  14268                                      13733                                    14358
                  14435                                      13894                                    14457
                  14630                                      14082                                    14703
                  14877                                      14319                                    14968
Dec-95            15004                                      14441                                    15122
                  15118                                      14551                                    15232
                  15028                                      14465                                    15110
                  14775                                      14221                                    14890
                  14753                                      14200                                    14839
                  14744                                      14191                                    14832
                  14874                                      14316                                    15005
                  15018                                      14454                                    15143
                  15050                                      14486                                    15137
                  15223                                      14652                                    15360
                  15411                                      14833                                    15541
                  15683                                      15095                                    15847
Dec-96            15618                                      15032                                    15765




Voyageur Arizona Insured Tax Free Fund Without Sales Charge - Ending Value
$15,619

Voyageur Arizona Insured Tax Free Fund With Sales Charge - Ending Value $15,033

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $15,765

The Lehman Bros. Long Insured Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

    The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Performance quoted represents past performance and is not indicative of future results.
    * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
    *** Assumes redemption on December 31, 1996


                     Voyageur Arizona Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                            Since
                         1 Year  5 Years   4/1/91**

  Without Sales Charge    4.09%   7.26%     8.05%

  With Sales Charge*      0.19%   6.44%     7.34%

  Lehman Bros. Long       4.25%   7.50%     8.24%
  Insured Municipal
  Bond Index


                     Voyageur Arizona Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                        Since
                             1 Year    3/10/95**

  Without Contingent          3.32%     7.49%
  Deferred Sales Charge

  With Contingent            (1.68%)    5.40%
  Deferred Sales Charge***


                     Voyageur Arizona Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    5/26/94**

                            3.18%     6.69%


                                Sector Breakdown
                        (Shown As % Of Total Net Assets)

  General Obligation                                            56.2%
  Health Care                                                    9.2%
  Education                                                      7.8%
  Utilities                                                      6.6%
  Housing                                                        6.2%
  Industrial                                                     4.6%
  Transportation                                                 3.0%
  Lease/C.O.P.                                                   2.9%
  Pre-Refunded/Escrow                                            1.8%
  Other Revenue                                                  1.5%

                                   Statistics

   Average Maturity        11.3 Years
   Average Coupon          5.97%
   Portfolio Duration      7.5 Years
   Average Quality         Aaa/AAA





INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Insured Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Arizona Tax Free Fund (a fund within Voyageur Mutual Funds, Inc.) and Voyageur Arizona Insured Tax Free Fund (a fund within Voyageur Insured Funds, Inc.) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 (year ended December 31, 1996 and the period from March 2, 1995 to December 31, 1995 for Voyageur Arizona Tax Free
Fund) and the financial highlights for the year ended December 31, 1996 and the period from March 2, 1995 to December 31, 1995 for Voyageur Arizona Tax Free Fund and for each of the years in the five-year period ended December 31, 1996 for Voyaguer Arizona Insured Tax Free Fund. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Arizona Tax Free Fund and Voyageur Arizona Insured Tax Free Fund as of December 31, 1996 and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997




THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                       DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------

                                                                                VOYAGEUR        VOYAGEUR
                                                                                 ARIZONA         ARIZONA
                                                                                 TAX FREE        INSURED
                                                                                   FUND        TAX FREE FUND
                                                                               -------------   -------------
       ASSETS
Investments in securities, at market value (note 1)
   (identified cost: $12,739,558 and $203,348,459, respectively) ...........   $  13,044,945   $ 212,441,294
Cash in bank on demand deposit .............................................           7,601              --
Accrued interest receivable ................................................         327,849       5,192,890
Receivable for Fund shares sold ............................................           4,811           9,410
                                                                               -------------   -------------
   Total assets ............................................................      13,385,206     217,643,594
                                                                               -------------   -------------

       LIABILITIES
Bank overdraft .............................................................              --       3,648,013
Dividends payable to shareholders ..........................................         100,456         846,257
Payable for Fund shares redeemed ...........................................              --         146,956
Distribution fees payable ..................................................           7,461          37,207
Other accrued expenses .....................................................           8,858          42,798
                                                                               -------------   -------------
   Total liabilities .......................................................         116,775       4,721,231
                                                                               -------------   -------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................................   $  13,268,431   $ 212,922,363
                                                                               =============   =============

Represented by:
   Capital Stock - $.01 par value (note 1) .................................   $      12,403   $     192,554
   Additional paid-in capital ..............................................      12,949,703     209,338,277
   Undistributed net investment income .....................................             938         117,775
   Accumulated net realized loss on investments (note 1) ...................              --      (5,819,078)
   Unrealized appreciation of investments ..................................         305,387       9,092,835
                                                                               -------------   -------------

     TOTAL NET ASSETS ......................................................   $  13,268,431   $ 212,922,363
                                                                               =============   =============

Net assets applicable to outstanding Class A Shares ........................   $   9,755,083   $ 209,258,103
                                                                               =============   =============
Net assets applicable to outstanding Class B Shares ........................   $   3,490,651   $   3,110,071
                                                                               =============   =============
Net assets applicable to outstanding Class C Shares ........................   $      22,697   $     554,189
                                                                               =============   =============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
  Class A - Shares of Capital Stock outstanding:
     911,692 and 18,923,862, respectively (note 5) .........................   $       10.70   $       11.06
                                                                               =============   =============
   Class B - Shares of Capital Stock outstanding:
     326,539 and 281,457, respectively (note 5) ............................   $       10.69   $       11.05
                                                                               =============   =============
   Class C - Shares of Capital Stock outstanding:
     2,120 and 50,124, respectively (note 5) ...............................   $       10.71   $       11.06
                                                                               =============   =============

See accompanying notes to financial statements.




THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                     YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------


                                                              VOYAGEUR        VOYAGEUR
                                                               ARIZONA         ARIZONA
                                                              TAX FREE         INSURED
                                                                FUND         TAX FREE FUND
                                                             ------------    ------------
Investment income:
   Interest ..............................................   $    653,895    $ 12,783,203
                                                             ------------    ------------

Expenses (note 3):
   Investment advisory and management fee ................         55,464       1,119,609
   Dividend-disbursing, administrative and
     accounting services fees ............................         36,595         307,939
   Printing, postage and supplies ........................          4,040          35,997
   Audit and accounting fees .............................          5,430          23,281
   Legal fees ............................................            153           8,284
   Distribution fees - Class A ...........................         21,058         551,781
   Distribution fees - Class B ...........................         26,502          25,838
   Distribution fees - Class C ...........................            240           5,529
   Directors' fees .......................................            401          14,512
   Registration fees .....................................          7,190           4,360
   Custodian fees ........................................          3,208          24,868
   Amortization of organizational costs ..................             --             989
   Other .................................................          1,046          21,467
                                                             ------------    ------------
     Total expenses ......................................        161,327       2,144,454
   Less:  Expenses waived or absorbed ....................        (92,854)       (293,789)
                                                             ------------    ------------
   Net expenses before earnings credits on uninvested cash         68,473       1,850,665
   Less:  Earnings credits on uninvested cash ............           (496)             --
                                                             ------------    ------------
     Total net expenses ..................................         67,977       1,850,665
                                                             ------------    ------------
     Investment income - net .............................        585,918      10,932,538
                                                             ------------    ------------

Realized and unrealized gain (loss) on investments:
   Realized gain on security transactions (note 2) .......         43,350          10,306
   Net change in unrealized appreciation or
     depreciation of investments .........................         48,393      (2,489,648)
                                                             ------------    ------------
       Net gain (loss) on investments ....................         91,743      (2,479,342)
                                                             ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $    677,661    $  8,453,196
                                                             ============    ============


See accompanying notes to financial statements.





THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                 VOYAGEUR ARIZONA                VOYAGEUR ARIZONA
                                                                   TAX FREE FUND                INSURED TAX FREE FUND
                                                           ------------------------------    ------------------------------
                                                                YEAR         PERIOD FROM       YEAR               YEAR
                                                                ENDED     MARCH 2, 1995* TO    ENDED              ENDED
                                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                                1996            1995             1996              1995
                                                           -------------    -------------    -------------    -------------
Operations:
   Investment income - net .............................   $     585,918    $     147,142    $  10,932,538    $  12,394,266
   Realized gain (loss) on security transactions .......          43,350           63,613           10,306       (4,354,009)
   Net change in unrealized appreciation or
     depreciation of investments .......................          48,393          256,994       (2,489,648)      34,718,495
                                                           -------------    -------------    -------------    -------------
       Net increase in net assets resulting
         from operations ...............................         677,661          467,749        8,453,196       42,758,752
                                                           -------------    -------------    -------------    -------------
Distributions to shareholders from:
   Investment income - net:
     Class A ...........................................        (458,456)        (128,887)     (10,689,424)     (12,708,693)
     Class B ...........................................        (126,098)         (16,909)        (104,095)         (27,389)
     Class C ...........................................          (1,140)            (632)         (21,813)         (18,214)
   Net realized gain on investments:
     Class A ...........................................         (32,110)         (50,072)              --               --
     Class B ...........................................         (11,166)         (13,321)              --               --
     Class C ...........................................             (74)            (220)              --               --
                                                           -------------    -------------    -------------    -------------
       Total distributions .............................        (629,044)        (210,041)     (10,815,332)     (12,754,296)
                                                           -------------    -------------    -------------    -------------
Capital share transactions (note 5):
   Proceeds from sale of shares:
     Class A (note 3) ..................................       4,078,229        8,960,629       12,580,493       26,364,916
     Class B ...........................................       1,938,750        1,591,690        1,108,948        2,091,045
     Class C ...........................................           1,991           25,000          369,065          209,435
   Net asset value of shares issued in reinvestment of
     net investment income and realized gain
       distributions:
         Class A .......................................         255,437           61,500        4,229,553        5,516,791
         Class B .......................................          71,011            4,786           60,679           17,097
         Class C .......................................           1,371              508           19,176           15,604
   Payments for redemption of shares:
     Class A ...........................................        (821,165)      (3,011,550)     (43,310,737)     (55,399,770)
     Class B (note 3) ..................................        (179,787)          (8,880)        (107,429)        (120,225)
     Class C ...........................................          (7,414)              --         (367,793)         (58,336)
                                                           -------------    -------------    -------------    -------------
   Increase (decrease) in net assets from capital
      share transactions ...............................       5,338,423        7,623,683      (25,418,045)     (21,363,443)
                                                           -------------    -------------    -------------    -------------
       Total increase (decrease) in net assets .........       5,387,040        7,881,391      (27,780,181)       8,641,013
Net assets at beginning of period ......................       7,881,391               --      240,702,544      232,061,531
                                                           -------------    -------------    -------------    -------------
Net assets at end of period (including undistributed net
    investment income of $938, $714, $117,775,
     and $569, respectively) ...........................   $  13,268,431    $   7,881,391    $ 212,922,363    $ 240,702,544
                                                           =============    =============    =============    =============

------------------------------
*  Commencement of operations.


See accompanying notes to financial statements.




THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur Arizona Tax Free Fund (Arizona Tax Free Fund), a series of Voyageur Mutual Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. Voyageur Arizona Insured Tax Free Fund (Arizona Insured Tax Free Fund), a series of Voyageur Insured Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Arizona Tax Free Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Arizona Insured Tax Free Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds.
   Arizona Tax Free Fund and Arizona Insured Tax Free Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and automatically convert to Class A Shares after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
   Pursuant to each entity's amended articles of incorporation, Voyageur Insured Funds, Inc. and Voyageur Mutual Funds, Inc. each have 10 trillion shares of authorized capital stock that may be issued in one or more series.
   The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
   Each of the Funds concentrates its investments in a single state, and therefore may have more credit risk related to the economic conditions of the state of Arizona than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
   Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

ORGANIZATIONAL COSTS
   Organizational costs are being amortized over 60 months on a straight line basis for Arizona Insured Tax Free Fund.

   FEDERAL TAXES
   Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for each Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions on certain book-to-tax differences is reflected as excess distributions of net realized gains in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
   For federal income tax purposes, at December 31, 1996, the Arizona Insured Tax Free Fund had a capital loss carryover of $5,819,078 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely that the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be paid throughout the year and net long-term realized capital gains, when available, are distributed annually.

ILLIQUID SECURITIES
   At December 31, 1996, investments in securities for the Funds may include issues that are illiquid. The Funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. For Arizona Insured Tax Free Fund, the aggregate value of such securities at December 31, 1996, was $11,971,168 which represents 5.6% of net assets.

(2) SECURITIES TRANSACTIONS
   Purchase cost and proceeds from sales of securities other than short-term securities aggregated $12,909,624 and $7,553,057 for Arizona Tax Free Fund and $95,884,718 and $115,693,253 for Arizona Insured Tax Free Fund, respectively, during the year ended December 31, 1996.

(3) EXPENSES
   Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Funds' assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .50%. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for Arizona Insured Tax Free Fund during the year ended December 31, 1996. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund(excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996 Voyageur absorbed $2,453 pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $87,547 for Arizona Tax Free Fund.
   Each Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.

   Each class of shares has a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under these plans each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of average daily net assets of the Class A Shares and 1.00% of average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1996, Fund Distributors voluntarily waived Class B distribution fees of $2,854 for Arizona Tax Free Fund and Class A distribution fees of $290,833 and Class B distribution fees of $2,956 for Arizona Insured Tax Free Fund. During the year ended December 31, 1996 Arizona Tax Free Fund earned $496 in credits on uninvested cash balances held by the Fund at the custodian. These credits were used to reduce expenses for various custodial services provided by the custodian bank.
   During the year ended December 31, 1996, sales charges paid by Class A shareholders were $104,978 for Arizona Tax Free Fund and $339,087 for Arizona Insured Tax Free Fund. Of theses amounts, Fund Distributors received $13,217 for Arizona Tax Free Fund and $40,338 from Arizona Insured Tax Free Fund. Contingent deferred sales charges paid by Class B shareholders were $5,674 and $3,776 for Arizona Tax Free Fund and Arizona Insured Tax Free Fund, respectively.

(4) PLANNED FUND REORGANIZATION
   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an agreement and plan of merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. This merger is subject to approval of the Funds' Board of Directors and shareholders.


(5) SHARE TRANSACTIONS
Transactions in shares of capital stock during each period were as follows:


                                                                  ARIZONA TAX FREE FUND
                                                                  ---------------------
                                       CLASS A                       CLASS B                      CLASS C
                                ----------------------      -------------------------   ---------------------------
                                 YEAR       PERIOD FROM      YEAR       PERIOD FROM       YEAR        PERIOD FROM
                                 ENDED     MARCH 2, 1995*    ENDED      JUNE 29, 1995*    ENDED       MAY 13, 1995*
                              DECEMBER 31, TO DECEMBER 31, DECEMBER 31, TO DECEMBER 31, DECEMBER 31, TO DECEMBER 31,
                                  1996          1995          1996          1995          1996          1995
                                --------      --------      --------      --------      --------      --------
Shares sold ...............      386,538       868,565       185,353       152,007           192         2,456
Shares issued for
   reinvested distributions       24,151         5,912         6,721           456           129            49
Shares redeemed ...........      (77,891)     (295,583)      (17,142)         (856)         (706)           --
                                --------      --------      --------      --------      --------      --------
Increase (decrease) in
   shares outstanding .....      332,798       578,894       174,932       151,607          (385)        2,505
                                ========      ========      ========      ========      ========      ========




                                                                ARIZONA INSURED TAX FREE FUND
                                                                -----------------------------
                                         CLASS A                        CLASS B                          CLASS C
                                --------------------------      --------------------------      --------------------------
                                 YEAR            YEAR            YEAR        PERIOD FROM         YEAR            YEAR
                                 ENDED           ENDED           ENDED      MARCH 10, 1995*      ENDED           ENDED
                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                   1996            1995            1996            1995            1996            1995
                                ----------      ----------      ----------      ----------      ----------      ----------
Shares sold ...............      1,146,036       2,484,170         101,877         192,986          33,261          19,460
Shares issued for
   reinvested distributions        386,959         524,615           5,559           1,576           1,756           1,476
Shares redeemed ...........     (3,960,753)     (5,164,094)         (9,723)        (10,818)        (33,417)         (5,464)
                                ----------      ----------      ----------      ----------      ----------      ----------
Increase (decrease) in
   shares outstanding .....     (2,427,758)     (2,155,309)         97,713         183,744           1,600          15,472
                                ==========      ==========      ==========      ==========      ==========      ==========

------------------------------
*  Commencement of operations.




(6) FINANCIAL HIGHLIGHTS
  Per share data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:



                                                                   ARIZONA TAX FREE FUND
                                                                   ---------------------
                                               CLASS A                       CLASS B                       CLASS C
                                       -----------------------        -----------------------        -----------------------
                                                   PERIOD FROM                   PERIOD FROM                    PERIOD FROM
                                         YEAR        MARCH 2,          YEAR        JUNE 29,           YEAR         MAY 13,
                                         ENDED      1995(d) TO         ENDED      1995(d) TO          ENDED       1995(d) TO
                                      DECEMBER 31,  DECEMBER 31,     DECEMBER 31, DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                                         1996          1995             1996          1995             1996          1995
                                       ---------     ---------        ---------     ---------        ---------     ---------
Net asset value:
   Beginning of period .............   $   10.75     $   10.00        $   10.74     $   10.30        $   10.76     $   10.20
                                       ---------     ---------        ---------     ---------        ---------     ---------

Operations:
   Net investment income ...........         .58           .46              .51           .26              .50           .30
   Net realized and unrealized
     gain (loss) on investments ....        (.01)          .84             (.01)          .53             (.01)          .65
                                       ---------     ---------        ---------     ---------        ---------     ---------
       Total from operations .......         .57          1.30              .50           .79              .49           .95
                                       ---------     ---------        ---------     ---------        ---------     ---------

Distributions to shareholders:
   From net investment income (f) ..        (.58)         (.46)            (.51)         (.26)            (.50)         (.30)
   From net realized gains .........        (.04)         (.09)            (.04)         (.09)            (.04)         (.09)
                                       ---------     ---------        ---------     ---------        ---------     ---------
     Total distributions ...........        (.62)         (.55)            (.55)         (.35)            (.54)         (.39)
                                       ---------     ---------        ---------     ---------        ---------     ---------

Net asset value:
   End of period ...................   $   10.70     $   10.75        $   10.69     $   10.74        $   10.71     $   10.76
                                       =========     =========        =========     =========        =========     =========

Total investment return (b) ........        5.48%        13.27%            4.84%         7.74%            4.70%         9.43%
Net assets at end of
   period (000's omitted) ..........   $   9,755     $   6,225        $   3,491     $   1,629        $      23     $      27

Ratios:
   Ratio of expenses to
     average daily net assets (g) ..         .46%          .52%(e)         1.11%          .99%(e)         1.21%         1.20%(e)
   Ratio of net investment income
     to average daily net assets ...        5.43%         5.19%(e)         4.77%         4.60%(e)         4.68%         4.65%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............        1.25%         1.25%(e)         2.00%         2.00%(e)         2.00%         2.00%(e)
           Net investment income ...        4.64%         4.46%(e)         3.88%         3.59%(e)         3.89%         3.85%(e)
Portfolio turnover rate (excluding
     short-term securities) ........       70.14%        38.05%           70.14%        38.05%           70.14%        38.05%


See accompanying notes to Financial Highlights.



                                                                    ARIZONA INSURED TAX FREE FUND
                                            ---------------------------------------------------------------------------
                                                                               CLASS A
                                            ---------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                               1996            1995            1994            1993            1992
                                            -----------     -----------     -----------     -----------     -----------
Net asset value:
   Beginning of period ..................   $     11.15     $      9.86     $     11.31     $     10.71     $     10.39
                                            -----------     -----------     -----------     -----------     -----------

Operations:
   Net investment income ................           .53             .54             .55             .58             .61
   Net realized and unrealized
     gain (loss) on investments .........          (.09)           1.31           (1.37)            .74             .38
                                            -----------     -----------     -----------     -----------     -----------
       Total from operations ............           .44            1.85            (.82)           1.32             .99
                                            -----------     -----------     -----------     -----------     -----------

Distributions to shareholders:
   From net investment income (a) .......          (.53)           (.56)           (.53)           (.58)           (.61)
   From net realized gains ..............            --              --            (.04)           (.14)           (.06)
   In excess of net realized gains ......            --              --            (.06)             --              --
                                            -----------     -----------     -----------     -----------     -----------
     Total distributions ................          (.53)           (.56)           (.63)           (.72)           (.67)
                                            -----------     -----------     -----------     -----------     -----------

Net asset value:
   End of period ........................   $     11.06     $     11.15     $      9.86     $     11.31     $     10.71
                                            ===========     ===========     ===========     ===========     ===========

Total investment return (b) .............          4.09%          19.10%          (7.41)%         12.64%           9.86%

Net assets at end of
   period (000's omitted) ...............   $   209,258     $   238,114     $   231,736     $   263,312     $   124,120

Ratios:
   Ratio of expenses to average daily net
     assets (g) .........................           .82%            .69%            .72%            .59%            .35%
   Ratio of net investment income
     to average daily net assets ........          4.89%           5.07%           5.20%           5.00%           5.60%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) .................           .95%            .95%            .92%           1.03%           1.16%
           Net investment income ........          4.76%           4.81%           5.00%           4.56%           4.79%

   Portfolio turnover rate (excluding
     short-term securities) .............         42.76%          42.96%          25.18%          33.80%          40.29%


See accompanying notes to Financial Highlights.



                                                             ARIZONA INSURED TAX FREE FUND
                                                             -----------------------------
                                               CLASS B                           CLASS C
                                       -----------------------        ---------------------------------
                                                    PERIOD FROM                              PERIOD FROM
                                        YEAR         MARCH 10,        YEAR         YEAR        MAY 26,
                                        ENDED       1995(d) TO        ENDED        ENDED      1994(d) TO
                                      DECEMBER 31,  DECEMBER 31,    DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                         1996          1995             1996        1995        1994
                                       ---------     ---------        ---------   ---------   ---------
Net asset value:
   Beginning of period .............   $   11.14     $   10.44        $   11.15   $    9.86   $   10.48
                                       ---------     ---------        ---------   ---------   ---------

Operations:
   Net investment income ...........         .45           .38              .43         .45         .27
   Net realized and unrealized
     gain (loss) on investments ....        (.09)          .69             (.09)       1.31        (.56)
                                       ---------     ---------        ---------   ---------   ---------
       Total from operations .......         .36          1.07              .34        1.76        (.29)
                                       ---------     ---------        ---------   ---------   ---------
Distributions to shareholders:
   From net investment income (a) ..        (.45)         (.37)            (.43)       (.47)       (.25)
   From net realized gains .........          --            --               --          --        (.04)
   In excess of net realized gains .          --            --               --          --        (.04)
                                       ---------     ---------        ---------   ---------   ---------
     Total distributions ...........        (.45)         (.37)            (.43)       (.47)       (.33)
                                       ---------     ---------        ---------   ---------   ---------

Net asset value:
   End of period ...................   $   11.05     $   11.14        $   11.06   $   11.15   $    9.86
                                       =========     =========        =========   =========   =========

Total investment return (b) ........        3.32%        10.36%            3.18%      18.10%      (2.84)%
Net assets at end of
   period (000's omitted) ..........   $   3,110     $   2,048        $     554   $     541   $     326

Ratios:
   Ratio of expenses to
     average daily net assets (g) ..        1.59%         1.33%(e)         1.70%       1.54%       1.50%(e)
   Ratio of net investment income
     to average daily net assets ...        4.11%         4.08%(e)         4.01%       4.18%       4.10%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............        1.70%         1.60%(e)         1.70%       1.69%       1.71%(e)
           Net investment income ...        4.00%         3.81%(e)         4.01%       4.03%       3.89%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........       42.76%        42.96%           42.76%      42.96%      25.18%

See accompanying notes to Financial Highlights.



NOTES TO FINANCIAL HIGHLIGHTS

(a) For the periods ended December 31, 1996, 1995, 1994, 1993 and 1992 all of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the year ended December 31, 1992, $.01 per share of the distributions from net investment income were subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) For the periods ended December 31, 1996, 1995, 1994, 1993, and 1992, the advisor and distributor voluntarily absorbed various fees and expenses for the Funds. The annual contractual expense limit for each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Annualized.
(f) All of the distributions from net investment income were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per share of the distributions from net investment income were subject to state income tax for Class A, Class B and Class C.
(g) Beginning in the period ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.



VOYAGEUR ARIZONA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                           DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                        COUPON                 MARKET
    ($000)   NAME OF ISSUER (b)                                                    RATE     MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             ARIZONA MUNICIPAL BONDS (97.9%):
             GENERAL OBLIGATION (27.2%):
             -------------------------------------------------------------------------------------------------------
 $  1,010    Eagle Mountain Community Facility District.........................   6.50%    07-01-21 $ 1,054,864
      100    Maricopa County Chandler Unified School District #80
                (FGIC Insured)..................................................   6.00     07-01-13     105,424
      500    Maricopa County Glendale Unified School District #40...............   6.30     07-01-11     520,230
      300    Maricopa County Osborn Unified School District #8 (FGIC Insured)...   5.88     07-01-14     309,870
      100    Maricopa County Tempe Unified School District #40 (FGIC Insured)...   6.00     07-01-11     106,084
      440    Navajo County Blue Ridge Unified School District #32, (FGIC Insured)  5.80     07-01-14     452,175
      500    Pima County Flowing Wells Unified School District #8,..............   5.90     07-01-13     508,795
      100    Santa Cruz County Nogales Unified School District #1 (FSA Insured).   5.80     07-01-13     101,380
      250    Tucson Arizona ....................................................   5.38     07-01-20     245,938
      200    Yavapai County Humboldt Unified School District #22
                 (FGIC Insured).................................................   5.95     07-01-14     209,236
                                                                                                     -----------
                                                                                                       3,613,996
                                                                                                     -----------

             HEALTH CARE (9.3%):
             -------------------------------------------------------------------------------------------------------

      175    Arizona Samaritan Health System (MBIA Insured)...................     5.63     12-01-15     175,014
      300    Maricopa County Catholic Health Care (MBIA Insured)..............     6.00     07-01-21     303,726
      500    Pima Industrial Development Authority Tuscon Medical Center
                (MBIA Insured)................................................     5.00     04-01-15     470,855
      200    Scottsdale Memorial Hospital Industrial Development Authority
                (AMBAC Insured)...............................................     5.25     09-01-18     191,628
      100    University of Arizona Medical Center (MBIA Insured)..............     5.00     07-01-21      91,311
                                                                                                    ------------
                                                                                                       1,232,534
                                                                                                     -----------

             HOUSING (38.0%):
             -------------------------------------------------------------------------------------------------------

    1,750    Maricopa County Industrial Development Authority Multifamily
                Advantage Series A............................................     6.63     07-01-26   1,791,667
    1,000    Maricopa County Industrial Development Authority Tempe Grove
                Apartments (GNMA Insured).....................................     6.20(e)  01-20-39     999,370
      500    Peoria Casa Del Rio Multifamily Finance Housing (GNMA Insured)...     7.30     02-20-28     540,155
      125    Phoenix Industrial Development Authority Chris Ridge
                (FHA Insured).................................................     6.80     11-01-25     129,789
      725    Pima County Industrial Development Authority Revenue Series A
                (MBIA Insured)................................................     7.25%    07-01-25   $ 775,750
      200    Tempe Multifamily Mortgage Revenue IDA (FHA Insured).............     6.13     06-01-10     205,802
      600    Tucson Industrial Development Authority Los Portales Apartments
                 (GNMA Insured)...............................................     5.90     12-20-31     599,982
                                                                                                      ----------
                                                                                                       5,042,515
                                                                                                     -----------

             INDUSTRIAL (13.9%):
             -------------------------------------------------------------------------------------------------------

      600    Chandler Solid Waste System Revenue..............................     5.38     07-01-16     575,526
    1,250    Coconino County PCR Nevada Power Company.........................     6.38(e)  10-01-36   1,265,512
                                                                                                       ---------
                                                                                                       1,841,038
                                                                                                     -----------

             LEASE/CERTIFICATE OF PARTICIPATION (1.6%):
             -------------------------------------------------------------------------------------------------------

      100    Scottsdale Municipal Property Corporation Lease (FGIC Insured)...     6.25     11-01-14     104,542
      100    University of Arizona Certificate of Participation (MBIA Insured)     6.00     07-15-23     102,668
                                                                                                     -----------
                                                                                                         207,210
                                                                                                     -----------

             UTILITIES (7.9%):
             -------------------------------------------------------------------------------------------------------

      100    Arizona Power Authority Hoover Uprating (MBIA Insured)...........     5.25     10-01-17      97,283
      100    Gilbert Waste Water Revenue (FGIC Insured).......................     6.50     07-01-22     107,498
      250    Oro Valley Municipal Property Corporation Water Revenue
                 Canada Hills (MBIA Insured)..................................     5.38     07-01-26     242,978
      100    Salt River Project Series C......................................     5.50     01-01-28      96,123
      500    Tucson Water Revenue Refunding, Series A (FGIC Insured)..........     5.75     07-01-18     503,770
                                                                                                     -----------
                                                                                                       1,047,652
                                                                                                     -----------


             TOTAL MUNICIPAL BONDS (cost: $12,679,558)                                               $12,984,945
                                                                                                     -----------


             SHORT-TERM SECURITIES (0.5%):
             -------------------------------------------------------------------------------------------------------

       60    Dreyfus Tax-Exempt Money Market Fund (cost: $60,000)                  3.69 (d)               60,000
                                                                                                     -----------


             TOTAL INVESTMENTS IN SECURITIES (cost: $12,739,558) (c)                                 $13,044,945
                                                                                                     ===========


See accompanying notes to investments in securities.




VOYAGEUR ARIZONA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                           DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                        COUPON                 MARKET
    ($000)   NAME OF ISSUER (b)                                                    RATE     MATURITY    VALUE (a)
---------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             ARIZONA MUNICIPAL BONDS (99.8%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (1.8%):
             -------------------------------------------------------------------------------------------------------
  $ 2,000    Phoenix Street & Highway Pre-Refunded............................    6.50%   07-01-02    $2,218,700
    1,380    Pima County Sewer Revenue Pre-Refunded...........................    6.75    07-01-01     1,519,104
                                                                                                     -----------
                                                                                                       3,737,804
                                                                                                     -----------

             EDUCATION (7.8%):
             -------------------------------------------------------------------------------------------------------

    1,500    Arizona State University System (MBIA Insured)...................    6.13    07-01-15     1,563,570
    2,700    Glendale Industrial Development Authority Midwestern University
                (Connie Lee Insured)..........................................    6.00    05-15-26     2,759,103
      750    Glendale Industrial Development Authority G.O.
                (Connie Lee Insured)..........................................    6.75    07-01-09       833,790
    1,000    Glendale Industrial Development Authority G.O.
                (Connie Lee Insured)..........................................    7.00    07-01-14     1,118,480
    1,500    Maricopa County Washington Elementary School District #6
                Series A (AMBAC Insured)......................................    5.00    07-01-15     1,425,315
    4,780    Maricopa County Washington Elementary School District #6
                Series A (AMBAC Insured)......................................    5.00    07-01-16     4,534,690
    1,000    Resh-Elliot Park State University (MBIA Insured).................    6.75    07-01-11     1,079,690
    3,000    University of Arizona (AMBAC Insured)............................    6.25    06-01-11     3,200,790
                                                                                                     -----------
                                                                                                      16,515,428
                                                                                                     -----------

             GENERAL OBLIGATION (56.2%):
             -------------------------------------------------------------------------------------------------------

    1,500    Cave Creek Unified School District #93, Inverse Floater
                (FGIC Insured)................................................    6.17(f) 07-01-11     1,495,500
    1,000    Chandler Refunding  (FGIC Insured)...............................    7.00    07-01-12     1,096,250
    2,000    Chandler Unified School District #80 (FGIC Insured)..............    6.40    07-01-10     2,117,380
      500    Cochise County Douglas Unified School District #27
                (AMBAC Insured)...............................................    5.60    07-01-10       511,945
    5,750    Glendale Unified School District #25 (FGIC Insured)..............    5.70    07-01-14     5,863,620
    2,600    Glendale High Unified School  District #25, Inverse Floater
                 (FGIC Insured)...............................................    6.37(f) 07-01-11     2,643,238
    1,375    LaPaz County Unified School District #76 Bicentennial
                (MBIA Insured)................................................    5.38    07-01-16     1,356,534
    2,200    Maricopa County Chandler Refunding #80 GO (FGIC Insured).........    5.85    07-01-13     2,276,010
    1,000    Maricopa County Chandler Refunding #80 GO (FGIC Insured).........    5.80    07-01-12     1,031,630
    1,000    Maricopa County Chandler Unified School District #11
                (MBIA Insured)................................................    7.00    07-01-10     1,096,250
    1,000    Maricopa County Chandler Unified School District #11
                (FGIC Insured)................................................    5.80    07-01-09     1,050,230
    1,700    Maricopa County Chandler Unified School District #11
                (FGIC Insured)................................................    5.90    07-01-10     1,794,197
    2,400    Maricopa County Chandler Unified School District #11
                (FGIC Insured)................................................    6.00    07-01-13     2,530,176
    1,000    Maricopa County Fountain Hills Unified School District #98
                (AMBAC Insured)...............................................    5.75%   07-01-12     1,019,710
    1,000    Maricopa County Fountain Hills Unified School District #98
                (FGIC Insured)................................................    6.63    07-01-10     1,067,610
    1,250    Maricopa County Gilbert Unified School District #41 (FSA Insured)    6.25    07-01-15     1,340,050
    5,500    Maricopa County Hospital District #1 (FGIC Insured)..............    6.13    06-01-15     5,797,000
    1,790    Maricopa County Independent School District #40 (FGIC Insured)...    6.00    07-01-11     1,898,904
    2,000    Maricopa County Kyrene Unified School District #28 (FGIC Insured)    5.90    07-01-10     2,079,600
    1,400    Maricopa County Madison Unified School District #38
                (MBIA Insured)................................................    5.50    07-01-10     1,423,842
    1,400    Maricopa County Madison Unified School District #38
                (MBIA Insured)................................................    5.60    07-01-11     1,429,736
    3,500    Maricopa County Madison Unified School District #38
                (MBIA Insured)................................................    5.80    07-01-15     3,588,515
    2,000    Maricopa County Mesa Unified School District #4 (FGIC Insured)...    5.55    07-01-10     2,039,820
    2,500    Maricopa County Osborn Unified School District #8 (FGIC Insured).    5.63    07-01-10     2,558,400
    3,400    Maricopa County Osborn Unified School District #8 (FGIC Insured).    5.88    07-01-14     3,511,860
    3,000    Maricopa County Paradise Valley Unified School District #69
                (MBIA Insured)................................................    6.40    07-01-10     3,199,980
    2,000    Maricopa County Peoria Unified School District #11
                (AMBAC Insured)...............................................    6.10    07-01-10     2,133,020
    3,000    Maricopa County Phoenix Unified School District #1
                (MBIA Insured)................................................    5.50    07-01-09     3,057,840
    4,440    Maricopa County Queens Creek Unified School District #95
                (AMBAC Insured)...............................................    5.70    07-01-14     4,527,734
    1,000    Maricopa County Tempe Unified School District #3 (FGIC Insured)..    5.40    07-01-12     1,000,660
      775    Maricopa County Tolleson Unified School District #17
                (AMBAC Insured)...............................................    5.70    07-01-08       802,815
      750    Maricopa County Tolleson Unified School District #214
                (FGIC Insured)................................................    5.75    07-01-14       767,782
    1,000    Maricopa Creighton Elementary Unified School District #114
                Series 91 (FGIC Insured)......................................    6.50    07-01-08     1,124,770
      575    Mohave County Unified School District #1 Lake Havasu
                (FGIC Insured)................................................    5.70    07-01-09       597,000
      650    Mohave County Unified School District #1 Lake Havasu
                (FGIC Insured)................................................    5.75    07-01-10       673,784
      600    Mohave County Unified School District #1 Lake Havasu
                (FGIC Insured)................................................    5.80    07-01-11       621,900
    5,000    Mohave County Unified School District #1 Lake Havasu
                (FGIC Insured)................................................    5.90    07-01-15     5,147,100
    1,000    Peoria (MBIA Insured)............................................    5.70    07-01-11     1,023,610
    2,000    Phoenix Secondary Market (MBIA Insured) .........................    6.38    07-01-13     2,134,660
      725    Pima County Catalina Unified School District #16
                (AMBAC Insured)...............................................    5.70    07-01-10       745,155
    1,000    Pima County Community College District (AMBAC Insured)...........    6.40    07-01-07     1,067,790
    6,350    Pima County Marana Unified School District #6 (FGIC Insured).....    5.75    07-01-12     6,478,016
      500    Pima County Sunnyside Independent School District  #12 G.O.
                (AMBAC Insured)...............................................    5.70%   07-01-11    $  511,015
    1,585    Pima County Sunnyside Unified School District #12
                 (MBIA Insured)...............................................    5.50    07-01-10     1,602,498
    1,325    Pima County Sunnyside Unified School District #12
                 (MBIA Insured)...............................................    5.50    07-01-11     1,335,216
    7,000    Pima County Tucson Unified School District #1 (FGIC Insured) ....    6.10    07-01-11     7,404,250
    3,000    Pima County Tuscon Unified School District #1, Inverse Floater
                (FGIC Insured)................................................    6.77(f) 07-01-13     2,957,910
    1,875    Pinal County Apache Junction Unified School District #43
                 (FGIC Insured)...............................................    5.75    07-01-10     1,943,606
    1,000    Pinal County Apache Junction Unified School District #43
                (FGIC Insured)................................................    5.80    07-01-11     1,036,500
    2,000    Pinal County Apache Junction Unified School District #43
                (FGIC Insured)................................................    5.85    07-01-15     2,050,440
    1,205    Santa Cruz County Nogales Unified School District #1
                (FSA Insured).................................................    5.80    07-01-13     1,221,629
    1,250    Santa Cruz County Nogales Unified School District #1
                (AMBAC Insured)...............................................    6.10    07-01-14     1,356,075
    1,000    Sierra Vista Unified School District (FGIC Insured)..............    7.50    07-01-10     1,229,760
    5,030    Tucson (FGIC Insured)............................................    6.10    07-01-12     5,314,597
      715    Yavapai County Humboldt Unified School District #22
                (FGIC Insured)................................................    5.75    07-01-10       744,129
    3,000    Yuma (AMBAC Insured).............................................    6.13    07-01-12     3,170,070
                                                                                                     -----------
                                                                                                     119,599,318
                                                                                                     -----------

             HEALTH CARE (9.2%):
             -------------------------------------------------------------------------------------------------------

    2,000    Arizona Health Facilities Authority Phoenix Baptist Hospital and
                Medical Center (MBIA Insured) ................................    6.25    09-01-11     2,127,500
    1,350    Arizona Health Facilities Authority Hospital Revenue
                (MBIA Insured)................................................    5.25    10-01-17     1,307,975
    3,000    Arizona Health Facilities Authority Hospital Revenue
                (MBIA Insured)................................................    5.25    10-01-26     2,848,530
    3,080    Maricopa County Industrial Development Authority Baptist Hospital
                 (MBIA Insured)...............................................    5.50    09-01-13     3,080,493
    1,000    Maricopa County Industrial Development Authority Baptist Hospital
                (MBIA Insured)................................................    5.50    09-01-16       994,570
    2,000    Mohave County Industrial Development Authority Baptist Hospital
                (MBIA Insured)................................................    5.50    09-01-21     1,960,960
    1,100    Mohave County Industrial Development Authority Baptist Hospital
                (MBIA Insured)................................................    5.75    09-01-26     1,107,337
    1,300    Mohave County Industrial Development Authority,
                Chris/Silver Ridge, (GNMA Insured)............................    6.38    11-01-31     1,328,808
    1,000    Pima County Tucson Medical Center (MBIA Insured).................    6.38    04-01-12     1,065,120
    1,000    Pima Individual Health Care (MBIA Insured).......................    6.75    07-01-10     1,077,190
    1,250    Scottsdale Industrial Development Authority Hospital
                Revenue, Inverse Floater (AMBAC Insured).....................     7.02(f)% 09-01-12    1,269,412
    1,445    University of Arizona Medical Center (MBIA Insured)..............    6.25    07-01-10     1,538,087
                                                                                                      ----------
                                                                                                      19,705,982
                                                                                                      ----------

             HOUSING (6.2%):
             -------------------------------------------------------------------------------------------------------

    1,060    Chandler Industrial Development Authority Multifamily Housing
                (GNMA Backed).................................................    5.90    07-20-15     1,066,105
    1,700    Maricopa County Industrial Development Authority Grove
                Apartments (GNMA Backed)......................................    6.15(e) 07-20-28     1,707,259
    5,800    Maricopa County Industrial Development Authority
                (GNMA Backed).................................................    6.20(e) 01-20-39     5,796,346
    1,000    Pima County Industrial Development Authority Revenue Series A
                Sunbriar Apartments (MBIA Insured)............................    7.25    07-01-25     1,070,000
    3,670    Tucson Industrial Development Authority Los Portales Apartment
                (GNMA Insured)................................................    5.90    12-20-31     3,669,890
                                                                                                     -----------
                                                                                                      13,309,600
                                                                                                     -----------

             INDUSTRIAL (4.6%):
             -------------------------------------------------------------------------------------------------------

    3,000    Glendale Industrial Development Authority Thunderbird
                (Connie Lee Insured)..........................................    5.88    07-01-15     3,049,260
    2,000    Glendale Industrial Development Authority Thunderbird
                (Connie Lee Insured)..........................................    5.63    07-01-20     1,972,040
    2,000    Maricopa County Stadium District (MBIA Insured)..................    5.50    07-01-13     2,000,380
    2,750    Peoria Municipal Development Facility Revenue, Inverse Floater
                (MBIA Insured)................................................    6.47(f) 07-01-10     2,686,998
                                                                                                    ------------
                                                                                                       9,708,678
                                                                                                    ------------

             TRANSPORTATION (3.0%):
             -------------------------------------------------------------------------------------------------------

    1,000    Chandler Street & Highway Revenue, Inverse Floater
                (MBIA Insured)................................................    6.32(f) 07-01-15       918,110
      610    Phoenix Airport Revenue (MBIA Insured)...........................    6.20    07-01-10       655,219
    4,750    Tucson Airport Authority Revenue (MBIA Insured)..................    5.70    06-01-13     4,795,457
                                                                                                     -----------
                                                                                                       6,368,786
                                                                                                     -----------

             UTILITIES (6.6%):
             -------------------------------------------------------------------------------------------------------

    3,750    Chandler Street and Highway (MBIA Insured).......................    5.50    07-01-15     3,752,925
    1,000    Chandler Water and Sewer Revenue (FGIC Insured)..................    7.00    07-01-12     1,096,250
    1,000    Gilbert Water and Waste Water Revenue (FGIC Insured).............    6.50    07-01-12     1,083,980
    2,650    Gilbert Water and Waste Water Revenue (FGIC Insured).............    6.50    07-01-22     2,848,697
    1,000    Pima County Special Water Improvement District
                (FGIC Insured)................................................    6.20    01-01-11     1,061,400
    2,000    Salt River Agricultural Improvement & Power Project
                 (FGIC Insured)...............................................    6.25    01-01-19     2,089,560
    2,000    Salt River Agricultural Improvement & Power Project
                 (AMBAC Insured)..............................................    6.50    01-01-22     2,108,800
                                                                                                    ------------
                                                                                                      14,041,612
                                                                                                    ------------

             LEASE/CERTIFICATE OF PARTICIPATION (2.9%):
             -------------------------------------------------------------------------------------------------------

    1,000    Oro Valley Common Trust Funds Partnership (MBIA Insured)........     5.75    07-01-11     1,031,800
    1,000    Oro Valley Common Trust Funds Partnership (MBIA Insured)........     5.75    07-01-17     1,020,590
    3,900    Scottsdale Municipal Property Corporation Lease
                (FGIC Insured)...............................................     6.25    11-01-14     4,077,138
                                                                                                    ------------
                                                                                                       6,129,528
                                                                                                    ------------

             OTHER REVENUE (1.5%):
             -------------------------------------------------------------------------------------------------------

    1,750    Phoenix Arizona Street & Highway Revenue (FGIC Insured).........     6.10    07-01-11     1,851,063
    1,500    Yuma County Jail District (AMBAC Insured).......................     5.25    07-01-12     1,473,495
                                                                                                    ------------
                                                                                                       3,324,558
                                                                                                    ------------


             TOTAL INVESTMENTS IN SECURITIES (cost: $203,348,459) (c)                               $212,441,294
                                                                                                    ============


See accompanying notes to investments in securities.



VOYAGEUR ARIZONA TAX FREE FUND
VOYAGEUR ARIZONA INSURED TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES


(a) Securities are valued by procedures described in note 1 to the financial statements.

(b) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                    Aaa/AAA        Aa/AA     A/A        BBB       Total
                                                    -------        -----     ---        ---       -----
     Arizona Tax Free Fund..................            53%          1%       36%         10%       100%
     Arizona Insured Tax Free Fund..........           100%         --        --         --         100%

(c) Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                                                        Gross              Gross                Net
                                                     Unrealized         Unrealized          Unrealized
                                                    Appreciation       Depreciation        Appreciation
                                                    ------------       ------------        ------------
     Arizona Tax Free Fund..................        $   308,814          $  (3,427)          $  305,387
     Arizona Insured Tax Free Fund..........          9,106,411            (13,576)           9,092,835


(d) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of December 31, 1996.

(e) Security subject to the Alternative Minimum Tax. At December 31, 1996, the total of such securities is equal to 17.1% and 3.5% of net assets for Arizona Tax Free Fund and Arizona Insured Tax Free Fund, respectively.

(f) Inverse floater, represents a security that pays interest at rates that increase (decrease) with a decline (increase) in a general money market index. Interest rate disclosed is the rate in effect on December 31, 1996. At December 31, 1996, the total of such securities is equal to 5.6% of net assets for Arizona Insured Tax Free Fund. Inverse floaters are considered illiquid securities.



FEDERAL INCOME TAX INFORMATION

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                                       VOYAGEUR ARIZONA TAX FREE FUND
                                                                       ------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR                YEAR                YEAR
                                                                ENDED               ENDED               ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                 1996               1996                 1996
                                                         ------------------   -----------------   ---------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5795             $.5144              $.5003
Short-term capital gain distribution......................       .0208              .0208               .0208
Long-term capital gain distribution.......................       .0143              .0143               .0143
                                                               -------            -------             -------
   Total Distribution.....................................      $.6146             $.5495              $.5354
                                                                ======             ======              ======


                                                                   VOYAGEUR ARIZONA INSURED TAX FREE FUND
                                                                   --------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR                YEAR                YEAR
                                                                ENDED               ENDED               ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                 1996               1996                 1996
                                                         ------------------    ----------------    --------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5276             $.4456              $.4310
                                                                ======             ======              ======


For federal income tax purposes, 99.74% and 99.80% of the above net investment income distributions for Voyageur Arizona Tax Free Fund and Voyageur Arizona Insured Tax Free Fund, respectively, were derived from interest on securities exempt from federal income tax.

The short-term capital gain distribution above is taxable as ordinary income to shareholders for federal and state income tax purposes.


VOYAGEUR ON CALL (TM)

[Line Drawing of a telephone]
800.545.3863

We invite you to use the Voyaguer interactive voice response system, Voyageur On Call (TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.

VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115


VOY-AZAR 3/97